(1) OPERATIONS (Details)	12 Months Ended
Dec. 31, 2017 Municipality
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	Interior of São Paulo
Number of municipalities	234
Approximate number of consumers	4,389
Concession period	30 years
End of the concession	Nov. 01, 2027
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	Interior of São Paulo
Number of municipalities	27
Approximate number of consumers	1,720
Concession period	30 years
End of the concession	Oct. 01, 2028
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	Interior of Rio Grande do Sul
Number of municipalities	255
Approximate number of consumers	1,485
Concession period	30 years
End of the concession	Nov. 01, 2027
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Company type	Publicly-held corporation
Equity interest	Indirect100%
Location (state)	Interior of Rio Grande do Sul
Number of municipalities	118
Approximate number of consumers	1,336
Concession period	30 years
End of the concession	Nov. 01, 2027
Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Equity interest	Direct 100%
Location (state)	Interior of São Paulo, Paraná and Minas Gerais
Number of municipalities	45
Approximate number of consumers	447
Concession period	30 years
End of the concession	Jul. 01, 2045